Warrants from Public Offering (Details)				12 Months Ended
	Dec. 15, 2023 shares	Jul. 10, 2023 SFr / shares shares	Jul. 10, 2023 $ / shares shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Warrants from Public Offering [Line items]
Public offering				555,556	555,556
Pre funded warrants		511,806	511,806
Common shares	81,274	555,556	555,556	81,274	81,274
Public offering price (in Dollars per share) | (per share)		SFr 9	$ 9
Exercise price warrants (in Francs per share) | SFr / shares		SFr 8
Warrants granted		36,113	36,113
Strike price (in Francs per share) | SFr / shares		SFr 10
Exercise period		5 years	5 years
Pre-funded warrants were exercised (in Dollars) | $					$ 112,597
Value of warrants and prefunded warrants (in Francs) | SFr
Gross proceed offering cost				4,444,445	5,000,000
Attributable transaction costs				SFr 198,246	$ 728,728
Fair value assumptions volatility				107.34%	107.34%
Annual risk-free rate				4.25%	4.25%
CHF [Member]
Warrants from Public Offering [Line items]
Warrants issued				3,921,647	3,921,647
Warrants [Member]
Warrants from Public Offering [Line items]
Public offering		43,750	43,750
Warrants granted		36,113	36,113
Value of warrants and prefunded warrants (in Francs)				SFr 102,361	$ 112,597
Attributable transaction costs | SFr				SFr 639,873